Fair values of financial instruments carried at fair value - Global Banking and Markets fair value adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 841	$ 808
Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	41	40
Risk-related | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	692	650
Risk-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	41	40
– bid-offer | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	414	426
– bid-offer | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– uncertainty | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	75	86
– uncertainty | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	3	0
– credit valuation adjustment | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	164	245
– credit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	35	35
– debit valuation adjustment | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(54)	(175)
– debit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– funding fair value adjustment | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	93	68
– funding fair value adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	3	5
Model-related | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	63	61
Model-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– model limitation | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	63	61
– model limitation | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves) | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	86	97
Inception profit (Day 1 P&L reserves) | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 0	$ 0